FEDERATED INCOME SECURITIES TRUST

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                  July 7, 2003


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED INCOME SECURITIES TRUST (the "Trust")
            Federated Intermediate Income Fund
            Federated Short-Term Income Fund
            1933 Act File No. 33-3164
            1940 Act File No. 811-4577                 __

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated June 30, 2003, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 40 on June 30, 2003.

     If you have any questions regarding this certification, please contact me at (412) 288-2614.

                                                Very truly yours,



                                                /s/ Andrew Cross
                                                Andrew Cross
                                                Assistant Secretary